UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2010



[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA FIRST START GROWTH FUND
OCTOBER 31, 2010

                                                                      (Form N-Q)

48449-1210                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA FIRST START GROWTH FUND
October 31, 2010 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              EQUITY SECURITIES (66.9%)

              COMMON STOCKS (47.1%)

              CONSUMER DISCRETIONARY (5.5%)
              -----------------------------
              ADVERTISING (0.1%)
    5,040     National Cinemedia, Inc.                                        $        93
    2,300     Omnicom Group, Inc.                                                     101
                                                                              -----------
                                                                                      194
                                                                              -----------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
      600     Coach, Inc.                                                              30
    2,300     Jones Group, Inc.                                                        33
      300     Polo Ralph Lauren Corp.                                                  29
    1,080     Warnaco Group, Inc. *                                                    58
                                                                              -----------
                                                                                      150
                                                                              -----------
              APPAREL RETAIL (0.3%)
    4,646     Aeropostale, Inc. *                                                     113
    7,100     AnnTaylor Stores Corp. *                                                165
    1,560     Dress Barn, Inc. *                                                       36
    3,000     J. Crew Group, Inc. *                                                    96
    2,400     Limited Brands, Inc.                                                     71
      920     Ross Stores, Inc.                                                        54
    3,600     TJX Companies, Inc.                                                     165
                                                                              -----------
                                                                                      700
                                                                              -----------
              AUTO PARTS & EQUIPMENT (0.6%)
   16,446     Autoliv, Inc.                                                         1,172
    1,300     Johnson Controls, Inc.                                                   46
      600     Lear Corp. *                                                             53
                                                                              -----------
                                                                                    1,271
                                                                              -----------
              AUTOMOBILE MANUFACTURERS (0.2%)
   29,600     Ford Motor Co. *                                                        418
    2,780     Thor Industries, Inc.                                                    88
                                                                              -----------
                                                                                      506
                                                                              -----------
              AUTOMOTIVE RETAIL (0.1%)
    3,440     Group 1 Automotive, Inc. *                                              121
                                                                              -----------
              CABLE & SATELLITE (0.2%)
   10,700     Comcast Corp. "A"                                                       220
    1,600     DIRECTV "A" *                                                            70
    1,500     DISH Network Corp. "A"                                                   30
      700     Time Warner Cable, Inc.                                                  40
    2,500     Virgin Media, Inc.                                                       64
                                                                              -----------
                                                                                      424
                                                                              -----------
              CATALOG RETAIL (0.0%)
    1,900     Liberty Media Corp. - Interactive "A" *                                  28
                                                                              -----------

================================================================================

1  | USAA First Start Growth Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              COMPUTER & ELECTRONICS RETAIL (0.1%)
    6,200     Best Buy Co., Inc.                                              $       267
                                                                              -----------
              CONSUMER ELECTRONICS (0.0%)
      900     Garmin Ltd.                                                              29
      800     Harman International Industries, Inc. *                                  27
                                                                              -----------
                                                                                       56
                                                                              -----------
              DEPARTMENT STORES (0.0%)
      700     Kohl's Corp. *                                                           36
                                                                              -----------
              EDUCATION SERVICES (0.0%)
      600     DeVry, Inc.                                                              29
                                                                              -----------
              FOOTWEAR (0.0%)
      752     NIKE, Inc. "B"                                                           61
    1,920     Timberland Co. "A" *                                                     41
                                                                              -----------
                                                                                      102
                                                                              -----------
              GENERAL MERCHANDISE STORES (0.1%)
    1,300     Big Lots, Inc. *                                                         41
    1,492     Target Corp.                                                             77
                                                                              -----------
                                                                                      118
                                                                              -----------
              HOME IMPROVEMENT RETAIL (0.1%)
    5,000     Home Depot, Inc.                                                        154
    3,000     Lowe's Companies, Inc.                                                   64
                                                                              -----------
                                                                                      218
                                                                              -----------
              HOMEFURNISHING RETAIL (0.1%)
    8,200     Williams-Sonoma, Inc.                                                   265
                                                                              -----------
              HOTELS, RESORTS, & CRUISE LINES (0.1%)
      900     Carnival Corp.                                                           39
      900     Royal Caribbean Cruises Ltd. *                                           36
    1,300     Wyndham Worldwide Corp.                                                  37
                                                                              -----------
                                                                                      112
                                                                              -----------
              HOUSEHOLD APPLIANCES (0.6%)
    1,200     Stanley Black & Decker, Inc.                                             74
   15,082     Whirlpool Corp.                                                       1,144
                                                                              -----------
                                                                                    1,218
                                                                              -----------
              HOUSEWARES & SPECIALTIES (0.1%)
    2,400     Blyth, Inc.                                                              97
    2,800     Libbey, Inc. *                                                           37
                                                                              -----------
                                                                                      134
                                                                              -----------
              INTERNET RETAIL (1.5%)
    5,300     Amazon.com, Inc. *                                                      875
    1,600     Expedia, Inc.                                                            46
      300     Netflix, Inc. *                                                          52
    5,700     Priceline.com, Inc. *                                                 2,148
                                                                              -----------
                                                                                    3,121
                                                                              -----------
              LEISURE PRODUCTS (0.0%)
    2,600     Mattel, Inc.                                                             61
                                                                              -----------
              MOVIES & ENTERTAINMENT (0.7%)
   51,000     News Corp. "A"                                                          737
   10,000     News Corp. "B"                                                          161
    1,000     Rentrak Corp. *                                                          27
    7,400     Time Warner, Inc.                                                       241
    1,200     Viacom, Inc. "B"                                                         46
    5,694     Walt Disney Co.                                                         206
                                                                              -----------
                                                                                    1,418
                                                                              -----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              PUBLISHING (0.1%)
    1,100     Scholastic Corp.                                                $        33
    2,800     Thomson Reuters Corp.                                                   107
                                                                              -----------
                                                                                      140
                                                                              -----------
              RESTAURANTS (0.2%)
    3,200     McDonald's Corp.                                                        249
    1,400     Starbucks Corp.                                                          40
    1,100     Yum! Brands, Inc.                                                        54
                                                                              -----------
                                                                                      343
                                                                              -----------
              SPECIALIZED CONSUMER SERVICES (0.2%)
   12,700     H&R Block, Inc.                                                         150
    8,630     Sotheby's Holdings, Inc. "A"                                            378
                                                                              -----------
                                                                                      528
                                                                              -----------
              SPECIALTY STORES (0.0%)
    1,300     Staples, Inc.                                                            27
                                                                              -----------
              TIRES & RUBBER (0.0%)
    2,520     Cooper Tire & Rubber Co.                                                 49
                                                                              -----------
              Total Consumer Discretionary                                         11,636
                                                                              -----------
              CONSUMER STAPLES (3.1%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
    1,473     Archer-Daniels-Midland Co.                                               49
    1,100     Bunge Ltd.                                                               66
                                                                              -----------
                                                                                      115
                                                                              -----------
              DRUG RETAIL (0.1%)
    2,500     CVS Caremark Corp.                                                       75
    1,900     Walgreen Co.                                                             65
                                                                              -----------
                                                                                      140
                                                                              -----------
              FOOD DISTRIBUTORS (0.0%)
    1,100     Sysco Corp.                                                              32
                                                                              -----------
              FOOD RETAIL (0.0%)
    1,600     Kroger Co.                                                               35
    7,560     Winn Dixie Stores, Inc. *                                                51
                                                                              -----------
                                                                                       86
                                                                              -----------
              HOUSEHOLD PRODUCTS (0.3%)
    1,000     Colgate-Palmolive Co.                                                    77
      900     Kimberly-Clark Corp.                                                     57
    8,200     Procter & Gamble Co.                                                    521
                                                                              -----------
                                                                                      655
                                                                              -----------
              HYPERMARKETS & SUPER CENTERS (0.2%)
    1,000     Costco Wholesale Corp.                                                   63
    6,200     Wal-Mart Stores, Inc.                                                   336
                                                                              -----------
                                                                                      399
                                                                              -----------
              PACKAGED FOODS & MEAT (1.0%)
    2,200     Cal-Maine Foods, Inc.                                                    64
    3,300     ConAgra Foods, Inc.                                                      74
    1,400     General Mills, Inc.                                                      52
      669     H.J. Heinz Co.                                                           33
    4,800     Kraft Foods, Inc. "A"                                                   155
      464     Mead Johnson Nutrition Co.                                               27
    1,800     Sara Lee Corp.                                                           26
  110,687     Tyson Foods, Inc. "A"                                                 1,721
                                                                              -----------
                                                                                    2,152
                                                                              -----------

================================================================================

3  | USAA First Start Growth Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              PERSONAL PRODUCTS (0.5%)
   13,700     Estee Lauder Companies, Inc. "A"                                $       975
      500     Herbalife Ltd.                                                           32
                                                                              -----------
                                                                                    1,007
                                                                              -----------
              SOFT DRINKS (0.9%)
    6,700     Coca-Cola Co.                                                           411
   36,200     Dr. Pepper Snapple Group, Inc.                                        1,323
    4,807     PepsiCo, Inc.                                                           314
                                                                              -----------
                                                                                    2,048
                                                                              -----------
              Total Consumer Staples                                                6,634
                                                                              -----------

              ENERGY (4.9%)
              -------------
              INTEGRATED OIL & GAS (3.6%)
   50,000     Chevron Corp.                                                         4,131
   30,100     ConocoPhillips                                                        1,788
   19,793     Exxon Mobil Corp.                                                     1,316
    2,300     Hess Corp.                                                              145
    1,443     Marathon Oil Corp.                                                       51
      470     Murphy Oil Corp.                                                         31
    2,600     Occidental Petroleum Corp.                                              204
                                                                              -----------
                                                                                    7,666
                                                                              -----------
              OIL & GAS DRILLING (0.0%)
      500     Diamond Offshore Drilling, Inc.                                          33
                                                                              -----------
              OIL & GAS EQUIPMENT & SERVICES (0.8%)
      860     Baker Hughes, Inc.                                                       40
    1,700     Halliburton Co.                                                          54
    1,000     National-Oilwell Varco, Inc.                                             54
   14,100     Oceaneering International, Inc. *                                       872
    3,800     Oil States International, Inc. *                                        194
    3,808     Schlumberger Ltd.                                                       266
    5,700     Weatherford International Ltd. *                                         96
                                                                              -----------
                                                                                    1,576
                                                                              -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    1,100     Anadarko Petroleum Corp.                                                 68
      700     Apache Corp.                                                             71
    1,300     Chesapeake Energy Corp.                                                  28
      900     Devon Energy Corp.                                                       58
      500     EOG Resources, Inc.                                                      48
    7,600     Whiting Petroleum Corp. *                                               763
                                                                              -----------
                                                                                    1,036
                                                                              -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.0%)
    1,100     Spectra Energy Corp.                                                     26
                                                                              -----------
              Total Energy                                                         10,337
                                                                              -----------
              FINANCIALS (7.5%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
   45,443     Ameriprise Financial, Inc.                                            2,349
    2,400     Bank of New York Mellon Corp.                                            60
      300     BlackRock, Inc. "A"                                                      51
      300     Franklin Resources, Inc.                                                 34
    1,380     Invesco Ltd. ADR                                                         32
      500     Northern Trust Corp.                                                     25
      953     State Street Corp.                                                       40
      600     T. Rowe Price Group, Inc.                                                33
                                                                              -----------
                                                                                    2,624
                                                                              -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              CONSUMER FINANCE (1.2%)
    3,100     American Express Co.                                            $       129
   67,300     Capital One Financial Corp.                                           2,508
                                                                              -----------
                                                                                    2,637
                                                                              -----------
              DIVERSIFIED BANKS (0.2%)
    5,300     U.S. Bancorp                                                            128
   12,200     Wells Fargo & Co.                                                       318
                                                                              -----------
                                                                                      446
                                                                              -----------
              INVESTMENT BANKING & BROKERAGE (0.4%)
    7,400     Charles Schwab Corp.                                                    114
    4,100     Goldman Sachs Group, Inc.                                               660
    2,700     Morgan Stanley                                                           67
                                                                              -----------
                                                                                      841
                                                                              -----------
              LIFE & HEALTH INSURANCE (0.3%)
    3,610     AFLAC, Inc.                                                             202
    1,300     MetLife, Inc.                                                            52
    4,500     Prudential Financial, Inc.                                              237
    2,700     Torchmark Corp.                                                         155
    2,060     Unum Group                                                               46
                                                                              -----------
                                                                                      692
                                                                              -----------
              MULTI-LINE INSURANCE (0.2%)
      900     American International Group, Inc. *                                     38
   21,400     Genworth Financial, Inc. "A" *                                          243
      800     Loews Corp.                                                              31
    7,200     Unitrin, Inc.                                                           175
                                                                              -----------
                                                                                      487
                                                                              -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
   30,800     Bank of America Corp.                                                   352
  175,900     Citigroup, Inc. *                                                       734
   19,687     JPMorgan Chase & Co.                                                    741
                                                                              -----------
                                                                                    1,827
                                                                              -----------
              PROPERTY & CASUALTY INSURANCE (2.0%)
      700     ACE Ltd.                                                                 42
    1,100     Allstate Corp.                                                           34
    1,380     Assured Guaranty Ltd.                                                    26
    1,100     AXIS Capital Holdings Ltd.                                               37
   36,550     Berkshire Hathaway, Inc. " B" *                                       2,908
      800     Chubb Corp.                                                              46
    1,300     Progressive Corp.                                                        27
   17,800     Travelers Companies, Inc.                                               983
      100     White Mountains Insurance Group Ltd.                                     32
                                                                              -----------
                                                                                    4,135
                                                                              -----------
              REAL ESTATE SERVICES (0.1%)
    1,800     Jones Lang LaSalle, Inc.                                                141
                                                                              -----------
              REGIONAL BANKS (0.3%)
      600     Bank of Hawaii Corp.                                                     26
    1,400     BB&T Corp.                                                               33
    1,500     BOK Financial Corp.                                                      69
    1,000     Community Trust Bancorp, Inc.                                            27
    7,200     Fulton Financial Corp.                                                   67
    3,800     International Bancshares Corp.                                           65
    1,317     M&T Bank Corp.                                                           99
    3,948     PNC Financial Services Group, Inc.                                      213
    1,100     SunTrust Banks, Inc.                                                     28
    2,368     Umpqua Holdings Corp.                                                    26
                                                                              -----------
                                                                                      653
                                                                              -----------

================================================================================

5  | USAA First Start Growth Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              REINSURANCE (0.1%)
      300     Arch Capital Group Ltd. *                                       $        26
      400     Everest Re Group Ltd.                                                    34
      600     PartnerRe Ltd.                                                           47
      500     RenaissanceRe Holdings Ltd.                                              30
                                                                              -----------
                                                                                      137
                                                                              -----------
              REITs - DIVERSIFIED (0.0%)
    3,038     Cousins Properties, Inc.                                                 23
      314     Vornado Realty Trust                                                     27
                                                                              -----------
                                                                                       50
                                                                              -----------
              REITs - OFFICE (0.1%)
      400     Boston Properties, Inc.                                                  35
   10,600     Lexington Realty Trust                                                   82
                                                                              -----------
                                                                                      117
                                                                              -----------
              REITs - RESIDENTIAL (0.0%)
      700     Equity Residential Properties Trust                                      34
                                                                              -----------
              REITs - Retail (0.2%)
      300     Federal Realty Investment Trust                                          25
    5,800     Saul Centers, Inc.                                                      247
      721     Simon Property Group, Inc.                                               69
                                                                              -----------
                                                                                      341
                                                                              -----------
              REITs - SPECIALIZED (0.1%)
      800     Entertainment Properties Trust                                           37
      710     Potlatch Corp.                                                           24
    1,850     Public Storage                                                          184
                                                                              -----------
                                                                                      245
                                                                              -----------
              SPECIALIZED FINANCE (0.2%)
      100     CME Group, Inc.                                                          29
   14,300     Moody's Corp.                                                           387
      760     MSCI, Inc. "A" *                                                         27
                                                                              -----------
                                                                                      443
                                                                              -----------
              THRIFTS & MORTGAGE FINANCE (0.0%)
    5,600     MGIC Investment Corp. *                                                  49
                                                                              -----------
              Total Financials                                                     15,899
                                                                              -----------
              HEALTH CARE (6.3%)
              ------------------
              BIOTECHNOLOGY (1.2%)
      600     Alexion Pharmaceuticals, Inc. *                                          41
   18,600     Amgen, Inc. *                                                         1,064
    2,000     Biogen Idec, Inc. *                                                     125
    3,500     Celgene Corp. *                                                         217
      600     Cephalon, Inc. *                                                         40
    1,000     Dendreon Corp. *                                                         37
    2,000     Genzyme Corp. *                                                         144
   20,400     Gilead Sciences, Inc. *                                                 809
    1,340     Human Genome Sciences, Inc. *                                            36
    1,500     Vertex Pharmaceuticals, Inc. *                                           58
                                                                              -----------
                                                                                    2,571
                                                                              -----------
              HEALTH CARE DISTRIBUTORS (0.1%)
    2,700     Cardinal Health, Inc.                                                    94
      600     Henry Schein, Inc. *                                                     34
      600     McKesson Corp.                                                           39
                                                                              -----------
                                                                                      167
                                                                              -----------
              HEALTH CARE EQUIPMENT (0.9%)
    1,100     Baxter International, Inc.                                               56

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
      500     Becton, Dickinson and Co.                                       $        38
    9,300     C.R. Bard, Inc.                                                         773
    1,300     CareFusion Corp. *                                                       31
    3,800     Covidien plc                                                            152
    8,500     Hologic, Inc. *                                                         136
    9,203     Hospira, Inc. *                                                         547
      400     IDEXX Laboratories, Inc. *                                               24
      100     Intuitive Surgical, Inc. *                                               26
    2,100     Medtronic, Inc.                                                          74
      800     St. Jude Medical, Inc. *                                                 31
      600     Stryker Corp.                                                            30
                                                                              -----------
                                                                                    1,918
                                                                              -----------
              HEALTH CARE SERVICES (0.3%)
    3,143     Emergency Medical Services Corp. "A" *                                  171
    1,100     Express Scripts, Inc. *                                                  53
    2,500     Landauer, Inc.                                                          153
      800     Medco Health Solutions, Inc. *                                           42
    1,100     Quest Diagnostics, Inc.                                                  54
    1,900     RehabCare Group, Inc. *                                                  42
                                                                              -----------
                                                                                      515
                                                                              -----------
              HEALTH CARE SUPPLIES (0.3%)
   11,592     Cooper Companies, Inc.                                                  572
    2,200     ICU Medical, Inc. *                                                      80
                                                                              -----------
                                                                                      652
                                                                              -----------
              LIFE SCIENCES TOOLS & SERVICES (0.1%)
    1,300     Life Technologies Corp. *                                                65
      800     Thermo Fisher Scientific, Inc. *                                         41
                                                                              -----------
                                                                                      106
                                                                              -----------
              MANAGED HEALTH CARE (0.8%)
    1,115     Aetna, Inc.                                                              33
   23,600     Humana, Inc. *                                                        1,376
    2,200     UnitedHealth Group, Inc.                                                 79
    5,500     WellPoint, Inc. *                                                       299
                                                                              -----------
                                                                                    1,787
                                                                              -----------
              PHARMACEUTICALS (2.6%)
    4,600     Abbott Laboratories                                                     236
      700     Allergan, Inc.                                                           51
    5,300     Bristol-Myers Squibb Co.                                                143
   55,300     Eli Lilly and Co.                                                     1,947
   45,468     Endo Pharmaceuticals Holdings, Inc. *                                 1,670
    6,500     Johnson & Johnson                                                       414
    6,120     Medicines Co. *                                                          78
    6,922     Medicis Pharmaceutical Corp. "A"                                        206
    9,345     Merck & Co., Inc.                                                       339
    2,300     Mylan, Inc. *                                                            47
   23,684     Pfizer, Inc.                                                            412
      800     Watson Pharmaceuticals, Inc. *                                           37
                                                                              -----------
                                                                                    5,580
                                                                              -----------
              Total Health Care                                                    13,296
                                                                              -----------
              INDUSTRIALS (3.6%)
              ------------------
              AEROSPACE & DEFENSE (0.5%)
    2,300     Boeing Co.                                                              163
      700     General Dynamics Corp.                                                   48
      900     Goodrich Corp.                                                           74
    1,600     Honeywell International, Inc.                                            75
      600     Lockheed Martin Corp.                                                    43
      600     Northrop Grumman Corp.                                                   38
      200     Precision Castparts Corp.                                                27

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7  | USAA First Start Growth Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
      800     Raytheon Co.                                                    $        37
    7,600     United Technologies Corp.                                               568
                                                                              -----------
                                                                                    1,073
                                                                              -----------
              AIR FREIGHT & LOGISTICS (0.1%)
      400     C.H. Robinson Worldwide, Inc.                                            28
      700     FedEx Corp.                                                              61
    2,000     United Parcel Service, Inc. "B"                                         135
                                                                              -----------
                                                                                      224
                                                                              -----------
              AIRLINES (0.4%)
    5,520     Alaska Air Group, Inc. *                                                291
   25,700     Delta Air Lines, Inc. *                                                 357
    1,050     United Continental Holdings *                                            30
    8,100     US Airways Group, Inc. *                                                 96
                                                                              -----------
                                                                                      774
                                                                              -----------
              COMMERCIAL PRINTING (0.0%)
    6,100     Bowne & Co., Inc.                                                        69
                                                                              -----------
              CONSTRUCTION & ENGINEERING (0.0%)
    1,200     KBR, Inc.                                                                30
                                                                              -----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    6,600     Caterpillar, Inc.                                                       519
      300     Cummins, Inc.                                                            26
      800     Deere & Co.                                                              61
    1,400     Navistar International Corp. *                                           68
    1,700     Oshkosh Corp. *                                                          50
      600     PACCAR, Inc.                                                             31
    1,600     Toro Co.                                                                 91
                                                                              -----------
                                                                                      846
                                                                              -----------
              DIVERSIFIED SUPPORT SERVICES (0.0%)
    1,900     Schawk, Inc.                                                             37
                                                                              -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    1,200     Cooper Industries plc                                                    63
    1,600     Emerson Electric Co.                                                     88
      924     Regal-Beloit Corp.                                                       53
      840     Woodward Governor Co.                                                    26
                                                                              -----------
                                                                                      230
                                                                              -----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
    1,100     Waste Management, Inc.                                                   39
                                                                              -----------
              INDUSTRIAL CONGLOMERATES (0.5%)
    2,200     3M Co.                                                                  185
   38,000     General Electric Co.                                                    609
    1,700     McDermott International, Inc. *                                          26
    3,900     Tyco International Ltd.                                                 150
                                                                              -----------
                                                                                      970
                                                                              -----------
              INDUSTRIAL MACHINERY (1.4%)
      800     Danaher Corp.                                                            35
    1,700     Dover Corp.                                                              90
      300     Eaton Corp.                                                              27
      400     Flowserve Corp.                                                          40
      800     Illinois Tool Works, Inc.                                                37
    2,400     Ingersoll-Rand plc                                                       94
   62,289     Timken Co.                                                            2,580
                                                                              -----------
                                                                                    2,903
                                                                              -----------
              OFFICE SERVICES & SUPPLIES (0.0%)
    1,500     Pitney Bowes, Inc.                                                       33
                                                                              -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              RAILROADS (0.1%)
      700     CSX Corp.                                                       $        43
      700     Norfolk Southern Corp.                                                   43
    1,400     Union Pacific Corp.                                                     123
                                                                              -----------
                                                                                      209
                                                                              -----------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
    3,902     TAL International Group, Inc.                                           109
    8,800     United Rentals, Inc. *                                                  166
                                                                              -----------
                                                                                      275
                                                                              -----------
              Total Industrials                                                     7,712
                                                                              -----------
              INFORMATION TECHNOLOGY (9.3%)
              -----------------------------
              APPLICATION SOFTWARE (0.1%)
    1,000     Adobe Systems, Inc. *                                                    28
    2,100     Advent Software, Inc. *                                                 113
      500     Citrix Systems, Inc. *                                                   32
    2,900     Epiq Systems, Inc.                                                       34
      600     Intuit, Inc. *                                                           29
    1,400     TIBCO Software, Inc. *                                                   27
                                                                              -----------
                                                                                      263
                                                                              -----------
              COMMUNICATIONS EQUIPMENT (1.3%)
   18,400     Cisco Systems, Inc. *                                                   420
    2,500     F5 Networks, Inc. *                                                     294
    4,100     Harris Corp.                                                            186
   40,200     Juniper Networks, Inc. *                                              1,302
    4,800     Motorola, Inc. *                                                         39
    4,700     QUALCOMM, Inc.                                                          212
   30,919     Tellabs, Inc.                                                           211
                                                                              -----------
                                                                                    2,664
                                                                              -----------
              COMPUTER HARDWARE (0.5%)
    2,600     Apple, Inc. *                                                           782
    3,500     Dell, Inc. *                                                             50
    7,100     Hewlett-Packard Co.                                                     299
                                                                              -----------
                                                                                    1,131
                                                                              -----------
              COMPUTER STORAGE & PERIPHERALS (0.5%)
   17,700     EMC Corp. *                                                             372
      700     NetApp, Inc. *                                                           37
   16,000     QLogic Corp. *                                                          281
    8,060     SanDisk Corp. *                                                         303
    4,100     Seagate Technology plc *                                                 60
                                                                              -----------
                                                                                    1,053
                                                                              -----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
      400     Alliance Data Systems Corp. *                                            24
    1,200     Automatic Data Processing, Inc.                                          53
      800     Fidelity National Information Services, Inc.                             22
      200     MasterCard, Inc. "A"                                                     48
      900     Visa, Inc. "A"                                                           70
                                                                              -----------
                                                                                      217
                                                                              -----------
              ELECTRONIC COMPONENTS (0.5%)
    3,200     Corning, Inc.                                                            58
    3,900     Dolby Laboratories, Inc. "A" *                                          241
   73,525     Vishay Intertechnology, Inc. *                                          831
                                                                              -----------
                                                                                    1,130
                                                                              -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    2,160     Checkpoint Systems, Inc. *                                               48

================================================================================

9  | USAA First Start Growth Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    2,660     L-1 Identity Solutions, Inc. *                                  $        31
                                                                              -----------
                                                                                       79
                                                                              -----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
    9,300     Jabil Circuit, Inc.                                                     143
                                                                              -----------
              HOME ENTERTAINMENT SOFTWARE (0.1%)
   12,800     Activision Blizzard, Inc.                                               147
                                                                              -----------
              INTERNET SOFTWARE & SERVICES (2.2%)
   29,908     EarthLink, Inc.                                                         269
    2,400     eBay, Inc. *                                                             72
      300     Equinix, Inc. *                                                          25
    6,500     Google, Inc. "A" *                                                    3,984
    6,156     J2 Global Communications, Inc. *                                        162
    6,660     ValueClick, Inc. *                                                       92
    2,300     Yahoo!, Inc. *                                                           38
                                                                              -----------
                                                                                    4,642
                                                                              -----------
              IT CONSULTING & OTHER SERVICES (0.3%)
    4,700     Accenture plc "A"                                                       210
    1,400     Amdocs Ltd. *                                                            43
      600     Cognizant Technology Solutions Corp. "A" *                               39
    2,500     International Business Machines Corp.                                   359
                                                                              -----------
                                                                                      651
                                                                              -----------
              OFFICE ELECTRONICS (0.0%)
    3,142     Xerox Corp.                                                              37
                                                                              -----------
              SEMICONDUCTOR EQUIPMENT (0.0%)
    2,600     Applied Materials, Inc.                                                  32
                                                                              -----------
              SEMICONDUCTORS (2.2%)
   56,100     Altera Corp.                                                          1,751
   67,200     Analog Devices, Inc.                                                  2,263
    1,000     Broadcom Corp. "A"                                                       41
      800     Cree, Inc. *                                                             41
      400     First Solar, Inc. *                                                      55
   13,600     Intel Corp.                                                             273
    4,200     Marvell Technology Group Ltd. *                                          81
    1,400     Microchip Technology, Inc.                                               45
    2,600     NVIDIA Corp. *                                                           31
    4,560     RF Micro Devices, Inc. *                                                 33
    4,900     Texas Instruments, Inc.                                                 145
                                                                              -----------
                                                                                    4,759
                                                                              -----------
              SYSTEMS SOFTWARE (1.4%)
    1,440     Ariba, Inc. *                                                            27
      600     BMC Software, Inc. *                                                     27
    1,200     CA, Inc.                                                                 28
   14,900     Microsoft Corp.                                                         397
   59,600     Oracle Corp.                                                          1,752
    2,800     Symantec Corp. *                                                         45
    7,740     VMware, Inc. "A" *                                                      592
                                                                              -----------
                                                                                    2,868
                                                                              -----------
              Total Information Technology                                         19,816
                                                                              -----------
              MATERIALS (2.1%)
              ----------------
              DIVERSIFIED CHEMICALS (0.8%)
    2,300     Dow Chemical Co.                                                         71
   11,400     E.I. du Pont de Nemours & Co.                                           539
      500     Eastman Chemical Co.                                                     39
   11,900     PPG Industries, Inc.                                                    913
                                                                              -----------
                                                                                    1,562
                                                                              -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              DIVERSIFIED METALS & MINING (0.3%)
    6,300     Freeport-McMoRan Copper & Gold, Inc.                            $       597
                                                                              -----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)
    1,000     Monsanto Co.                                                             59
                                                                              -----------
              GOLD (0.0%)
    1,000     Newmont Mining Corp.                                                     61
                                                                              -----------
              INDUSTRIAL GASES (0.0%)
      300     Air Products & Chemicals, Inc.                                           25
      500     Praxair, Inc.                                                            46
                                                                              -----------
                                                                                       71
                                                                              -----------
              METAL & GLASS CONTAINERS (0.0%)
      600     Ball Corp.                                                               38
      925     Pactiv Corp. *                                                           31
                                                                              -----------
                                                                                       69
                                                                              -----------
              PAPER PRODUCTS (0.2%)
    1,540     Domtar Corp.                                                            122
    7,100     International Paper Co.                                                 180
    3,200     Neenah Paper, Inc.                                                       49
                                                                              -----------
                                                                                      351
                                                                              -----------
              SPECIALTY CHEMICALS (0.8%)
   14,536     Lubrizol Corp.                                                        1,490
    2,856     Minerals Technologies, Inc.                                             168
      400     Sigma-Aldrich Corp.                                                      25
                                                                              -----------
                                                                                    1,683
                                                                              -----------
              STEEL (0.0%)
      400     Cliffs Natural Resources, Inc.                                           26
    1,000     United States Steel Corp.                                                43
                                                                              -----------
                                                                                       69
                                                                              -----------
              Total Materials                                                       4,522
                                                                              -----------

              TELECOMMUNICATION SERVICES (2.7%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.4%)
   89,100     AT&T, Inc.                                                            2,539
    7,100     Consolidated Communications Holdings, Inc.                              132
    9,000     Qwest Communications International, Inc.                                 59
    8,500     Verizon Communications, Inc.                                            276
                                                                              -----------
                                                                                    3,006
                                                                              -----------
              WIRELESS TELECOMMUNICATION SERVICES (1.3%)
    1,000     American Tower Corp. "A" *                                               52
      600     Crown Castle International Corp. *                                       26
  159,500     MetroPCS Communications, Inc. *                                       1,660
   23,100     Sprint Nextel Corp. *                                                    95
   20,860     Telephone & Data Systems, Inc.                                          727
    3,520     USA Mobility, Inc.                                                       59
                                                                              -----------
                                                                                    2,619
                                                                              -----------
              Total Telecommunication Services                                      5,625
                                                                              -----------
              UTILITIES (2.1%)
              ----------------
              ELECTRIC UTILITIES (0.2%)
    1,100     American Electric Power Co., Inc.                                        41
    2,800     Duke Energy Corp.                                                        51
    2,400     Edison International                                                     89
    1,300     Exelon Corp.                                                             53
      700     FirstEnergy Corp.                                                        25
      800     NextEra Energy, Inc.                                                     44

================================================================================

11  | USAA First Start Growth Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
    2,360     PNM Resources, Inc.                                             $        28
    1,000     PPL Corp.                                                                27
      600     Progress Energy, Inc.                                                    27
    1,600     Southern Co.                                                             61
                                                                              -----------
                                                                                      446
                                                                              -----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.2%)
   84,700     Constellation Energy Group, Inc.                                      2,561
                                                                              -----------
              MULTI-UTILITIES (0.7%)
    1,700     CMS Energy Corp.                                                         31
    1,100     Dominion Resources, Inc.                                                 48
   21,500     DTE Energy Co.                                                        1,006
    1,400     MDU Resources Group, Inc.                                                28
   16,054     NiSource, Inc.                                                          278
      800     PG&E Corp.                                                               38
    1,057     Public Service Enterprise Group, Inc.                                    34
      600     Sempra Energy                                                            32
                                                                              -----------
                                                                                    1,495
                                                                              -----------
              Total Utilities                                                       4,502
                                                                              -----------
              Total Common Stocks (cost: $94,324)                                  99,979
                                                                              -----------

PRINCIPAL
AMOUNT
$(000)/
SHARES
-----------------------------------------------------------------------------------------
              PREFERRED SECURITIES (1.7%)

              CONSUMER STAPLES (0.4%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.4%)
   10,000     Dairy Farmers of America, Inc., 7.88%,
                 cumulative redeemable, perpetual (a)                                 887
                                                                              -----------
              FINANCIALS (1.3%)
              -----------------
              LIFE & HEALTH INSURANCE (0.2%)
   15,000     Delphi Financial Group, Inc., 7.38%, perpetual                          348
                                                                              -----------
              Multi-Line Insurance (0.3%)
       10     International Lease Finance Corp., 0.61%, perpetual *(b)                650
                                                                              -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   25,000     Citigroup Capital XIII, 7.88%, cumulative
                 redeemable, perpetual                                                663
                                                                              -----------
              REINSURANCE (0.5%)
      500     Ram Holdings Ltd., 7.50%, non-cumulative, perpetual,
                 acquired- 3/09/2007; cost $526 *(c)                                  200
    $ 804     Swiss Re Capital I LP, 6.85%, perpetual (a)                             802
                                                                              -----------
                                                                                    1,002
                                                                              -----------
              Total Financials                                                      2,663
                                                                              -----------
              U.S. GOVERNMENT (0.0%)
   20,000     Fannie Mae, 8.25%, perpetual *                                           12

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                                   MARKET
NUMBER                                                                                              VALUE
OF SHARES     SECURITY                                                                              (000)
---------------------------------------------------------------------------------------------------------
   10,000     Freddie Mac, 8.38%, perpetual *                                                 $         5
                                                                                              -----------
              Total Government                                                                         17
                                                                                              -----------
              Total Preferred Securities (cost: $4,616)                                             3,567
                                                                                              -----------

              WARRANTS (0.0%)

              ENERGY (0.0%)
              -------------
              COAL & CONSUMABLE FUELS (0.0%)
       20     GreenHunter Energy, Inc., acquired 7/15/2008; cost $0 *(b),(c)                           --
                                                                                              -----------
              EXCHANGE-TRADED FUNDS (18.1%)
  382,720     iShares MSCI EAFE Index Fund                                                         21,819
  359,513     iShares MSCI Emerging Markets Index Fund                                             16,584
                                                                                              -----------
              Total Exchange-Traded Funds (cost: $39,060)                                          38,403
                                                                                              -----------
              Total Equity Securities (cost: $138,000)                                            141,949
                                                                                              -----------

PRINCIPAL
AMOUNT                                                           COUPON
(000)                                                              RATE          MATURITY
---------------------------------------------------------------------------------------------------------
              BONDS (28.1%)

              CORPORATE OBLIGATIONS (17.9%)

              CONSUMER STAPLES (0.4%)
              -----------------------
              DRUG RETAIL (0.4%)
$   1,000     CVS Caremark Corp.                                   6.30%        6/01/2037             928
                                                                                              -----------
              ENERGY (1.2%)
              -------------
              OIL & GAS DRILLING (0.3%)
      500     Transocean, Inc.                                     1.50        12/15/2037             493
                                                                                              -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.9%)
    1,000     Enbridge Energy Partners, LP (d)                     8.05        10/01/2037           1,026
    1,000     Southern Union Co. (d)                               7.20        11/01/2066             927
                                                                                              -----------
                                                                                                    1,953
                                                                                              -----------
              Total Energy                                                                          2,446
                                                                                              -----------

              FINANCIALS (13.4%)
              ------------------
              CONSUMER FINANCE (0.8%)
    1,000     American Express Co. (d)                             6.80         9/01/2066           1,011
      611     Capital One Financial Corp. (d)                      7.69         8/15/2036             626
                                                                                              -----------
                                                                                                    1,637
                                                                                              -----------
              DIVERSIFIED BANKS (0.6%)
    1,000     USB Realty Corp. (a),(d)                             6.09                 -(e)          765
      500     Wells Fargo Capital XIII                             7.70                 -(e)          521
                                                                                              -----------
                                                                                                    1,286
                                                                                              -----------
              INVESTMENT BANKING & BROKERAGE (0.4%)
    1,000     Goldman Sachs Capital II (d)                         5.79                 -(e)          864
                                                                                              -----------
              LIFE & HEALTH INSURANCE (1.0%)
      500     Lincoln National Corp.                               7.00         5/17/2066             492

================================================================================

13  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                           COUPON                             VALUE
(000)         SECURITY                                             RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$     500     MetLife, Inc.                                        6.40%       12/15/2036     $       493
      500     Prudential Financial, Inc. (d)                       8.88         6/15/2038             580
      500     StanCorp Financial Group, Inc.                       6.90         6/01/2067             472
                                                                                              -----------
                                                                                                    2,037
                                                                                              -----------
              MULTI-LINE INSURANCE (1.5%)
    1,000     Genworth Financial, Inc.                             6.15        11/15/2066             803
    1,000     Glen Meadow (a),(d)                                  6.51         2/12/2067             843
      500     Liberty Mutual Group, Inc. (d)                       7.30         6/15/2014             555
    1,000     Nationwide Mutual Insurance Co. (a)                  5.81        12/15/2024             894
                                                                                              -----------
                                                                                                    3,095
                                                                                              -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
      500     BankAmerica Capital III                              0.86(f)      1/15/2027             356
      475     BankBoston Capital Trust IV                          0.89(f)      6/08/2028             335
    1,000     First Republic Bank Corp. (d)                        7.75         9/15/2012           1,079
    1,000     General Electric Capital Corp. (d)                   6.38        11/15/2067             995
                                                                                              -----------
                                                                                                    2,765
                                                                                              -----------
              PROPERTY & CASUALTY INSURANCE (2.8%)
      500     Alleghany Corp.                                      5.63         9/15/2020             509
    1,000     Allstate Corp. (d)                                   6.13         5/15/2037             995
      500     Fund American Companies, Inc. (d)                    5.88         5/15/2013             526
      500     Ironshore Holdings, Inc. (a)                         8.50         5/15/2020             521
    1,000     Progressive Corp. (d)                                6.70         6/15/2037           1,024
    1,000     QBE Insurance Group Ltd. (a)                         5.65         7/01/2023             933
    1,000     Travelers Companies, Inc. (d)                        6.25         3/15/2037           1,041
      500     White Mountains Re Group Ltd. (a)                    6.38         3/20/2017             504
                                                                                              -----------
                                                                                                    6,053
                                                                                              -----------
              REGIONAL BANKS (3.2%)
      500     Fifth Third Capital Trust IV                         6.50         4/15/2037             480
      150     First Empire Capital Trust I                         8.23         2/01/2027             142
    1,000     Fulton Capital Trust I (d)                           6.29         2/01/2036             785
      500     Huntington Capital III                               6.65         5/15/2037             461
    1,000     Manufacturers & Traders Trust Co. (d)                5.63        12/01/2021             965
      645     PNC Preferred Funding Trust (a),(d)                  6.52                 -(e)          502
      500     PNC Preferred Funding Trust III (a)                  8.70                 -(e)          527
      400     Susquehanna Bancshares, Inc. (d)                     2.29(f)      5/01/2014             345
      500     Susquehanna Capital II                              11.00         3/23/2040             552
    1,000     TCF National Bank (d)                                5.50         2/01/2016             986
    1,200     Webster Capital Trust IV (d)                         7.65         6/15/2037           1,047
                                                                                              -----------
                                                                                                    6,792
                                                                                              -----------
              REINSURANCE (0.5%)
      500     Max USA Holdings Ltd. (a),(d)                        7.20         4/14/2017             531
      500     Platinum Underwriters Finance, Inc. (d)              7.50         6/01/2017             554
                                                                                              -----------
                                                                                                    1,085
                                                                                              -----------
              REITs - OFFICE (0.2%)
      500     Brandywine Operating Partnership, LP (d)             5.70         5/01/2017             519
                                                                                              -----------
              REITs - RETAIL (0.7%)
      500     Developers Diversified Realty Corp.                  9.63         3/15/2016             579
      500     New Plan Excel Realty Trust, Inc. (d)                5.13         9/15/2012             445
      577     New Plan Excel Realty Trust, Inc., acquired
                 2/20/2009; cost $196 (c)                          7.68        11/02/2026             446
                                                                                              -----------
                                                                                                    1,470
                                                                                              -----------
              REITs - SPECIALIZED (0.4%)
      850     Ventas Realty, LP (d)                                6.75         4/01/2017             880
                                                                                              -----------
              Total Financials                                                                     28,483
                                                                                              -----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                           COUPON                             VALUE
(000)         SECURITY                                             RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (0.3%)
              -----------------------------
              SEMICONDUCTORS (0.3%)
$     500     Intel Corp. (a)                                      3.25%        8/01/2039     $       596
                                                                                              -----------
              UTILITIES (2.6%)
              ----------------
              ELECTRIC UTILITIES (1.0%)
      233     FPL Group Capital, Inc. (d)                          6.65         6/15/2067             230
      500     FPL Group Capital, Inc. (d)                          7.30         9/01/2067             516
       65     Oglethorpe Power Corp.                               6.97         6/30/2011              65
      500     PPL Capital Funding, Inc.                            6.70         3/30/2067             480
      990     Texas Competitive Electric Holdings Co., LLC(g)      3.76(f)     10/10/2014             772
                                                                                              -----------
                                                                                                    2,063
                                                                                              -----------
              MULTI-UTILITIES (1.6%)
    1,000     Dominion Resources, Inc. (d)                         7.50         6/30/2066           1,044
    1,005     Integrys Energy Group, Inc. (d)                      6.11        12/01/2066             942
    1,000     Puget Sound Energy, Inc.                             6.97         6/01/2067             967
      500     Wisconsin Energy Corp.                               6.25         5/15/2067             491
                                                                                              -----------
                                                                                                    3,444
                                                                                              -----------
              Total Utilities                                                                       5,507
                                                                                              -----------
              Total Corporate Obligations(cost: $32,262)                                           37,960
                                                                                              -----------

              EURODOLLAR AND YANKEE OBLIGATIONS (2.3%)

              ENERGY (0.5%)
              -------------
              INTEGRATED OIL & GAS (0.0%)
       50     PEMEX Finance Ltd.                                   9.03         2/15/2011              50
                                                                                              -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
    1,000     TransCanada Pipelines Ltd.                           6.35         5/15/2067             959
                                                                                              -----------
              Total Energy                                                                          1,009
                                                                                              -----------
              FINANCIALS (1.1%)
              -----------------
              DIVERSIFIED BANKS (0.1%)
      500     BayernLB                                             6.20                 -(e)          284
      500     Landsbanki Islands hf, acquired 10/12/2007;
                 cost $500 (a),(b),(c),(h)                         7.43                 -(e)           --
                                                                                              -----------
                                                                                                      284
                                                                                              -----------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.4%)
      690     Brookfield Asset Management, Inc.                    5.80         4/25/2017             730
                                                                                              -----------
              MULTI-LINE INSURANCE (0.6%)
      519     AXA SA                                               2.98(f)              -(e)          360
    1,000     Oil Insurance Ltd. (a),(d)                           7.56                 -(e)          901
                                                                                              -----------
                                                                                                    1,261
                                                                                              -----------
              REGIONAL BANKS (0.0%)
    1,000     Glitnir Banki hf, acquired 9/11/2006 and
                 10/18/2006; cost $1,017 (a),(b),(c),(h)           7.45                 -(e)           --
                                                                                              -----------
              Total Financials                                                                      2,275
                                                                                              -----------
              INDUSTRIALS (0.5%)
              ------------------
              INDUSTRIAL CONGLOMERATES (0.5%)
    1,000     Hutchison Whampoa, Ltd. (a)                          6.00                 -(e)          992
                                                                                              -----------

================================================================================

15  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                          MARKET
AMOUNT                                                           COUPON                             VALUE
(000)         SECURITY                                             RATE          MATURITY           (000)
---------------------------------------------------------------------------------------------------------
              MATERIALS (0.2%)
              ----------------
              DIVERSIFIED METALS & MINING (0.2%)
$     500     Glencore Finance S.A.                                8.00%                -(e)  $       507
                                                                                              -----------
              Total Eurodollar and Yankee Obligations
                 (cost: $5,822)                                                                     4,783
                                                                                              -----------
              ASSET-BACKED SECURITIES (1.3%)

              FINANCIALS (1.3%)
              -----------------
              ASSET-BACKED FINANCING (1.3%)
       44     Aerco Ltd. (a)                                       0.78         7/15/2025              40
      500     AESOP Funding II, LLC (a),(d)                        9.31        10/20/2013             554
      400     Banc of America Securities Auto Trust                5.51         2/19/2013             401
      500     Credit Acceptance Auto Loan Trust (a),(d)            5.68         5/15/2017             520
      525     Prestige Auto Receivables Trust "A" (a)              5.67         4/15/2017             535
      806     Trinity Rail Leasing, LP (a)                         5.90         5/14/2036             754
                                                                                              -----------
              Total Asset-Backed Securities(cost: $2,773)                                           2,804
                                                                                              -----------

              COMMERCIAL MORTGAGE SECURITIES (6.6%)

              FINANCIALS (6.6%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (6.6%)
    1,140     Banc of America Commercial Mortgage, Inc. (d)        6.01         7/10/2044           1,091
      230     Banc of America Commercial Mortgage, Inc.            5.68         7/10/2046             235
    1,000     Banc of America Commercial Mortgage, Inc. (d)        5.35         9/10/2047             656
      500     Bear Stearns Commercial Mortgage Securities,
                 Inc. (d)                                          5.69         6/11/2050             533
    1,000     Commercial Mortgage Loan Trust (d)                   6.21        12/10/2049             896
    1,000     Credit Suisse Commercial Mortgage Trust (d)          6.42         2/15/2041           1,063
      745     Credit Suisse First Boston Mortgage Securities
                 Corp. (d)                                         5.10         8/15/2038             747
    1,000     GE Capital Commercial Mortgage Corp. (d)             5.61        12/10/2049             709
      500     GMAC Commercial Mortgage Securities, Inc. (d)        4.75         5/10/2043             504
       62     Government Lease Trust (a)                           6.48         5/18/2011              63
      560     GS Mortgage Securities Corp. II                      4.30         1/10/2040             573
      500     J.P. Morgan Chase Commercial Mortgage
                 Securities Corp. (d)                              5.81         6/12/2043             546
      500     J.P. Morgan Chase Commercial Mortgage
                 Securities Corp. (d)                              5.52        12/15/2044             368
      378     J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                  5.52        12/15/2044             297
      500     J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                  6.26         2/15/2051             459
      690     Merrill Lynch Mortgage Trust (d)                     5.41        11/12/2037             705
      500     Merrill Lynch Mortgage Trust (d)                     6.02         6/12/2050             536
    1,000     ML-CFC Commercial Mortgage Trust (d)                 5.42         8/12/2048             816
      500     ML-CFC Commercial Mortgage Trust                     6.16         8/12/2049             481
      232     ML-CFC Commercial Mortgage Trust                     5.70         9/12/2049             244
      860     Morgan Stanley Capital I, Inc. (d)                   5.81        12/12/2049             909
    1,000     Morgan Stanley Capital I, Inc. (d)                   4.77         7/15/2056             921
      655     Wachovia Bank Commercial Mortgage Trust (d)          5.42         1/15/2045             701
                                                                                              -----------
              Total Commercial Mortgage Securities
                 (cost: $11,000)                                                                   14,053
                                                                                              -----------
              Total Bonds (cost: $51,857)                                                          59,600
                                                                                              -----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (4.4%)

              MONEY MARKET FUNDS (4.4%)
9,308,851     State Street Institutional Liquid Reserve Fund, 0.22%(i)
                 (cost: $9,309)                                               $     9,309
                                                                              -----------

              TOTAL INVESTMENTS (COST: $199,166)                              $   210,858
                                                                              ===========

NUMBER
OF
CONTRACTS
-----------------------------------------------------------------------------------------
              PURCHASED OPTIONS (0.1%)
      600     Put - iShares MSCI EAFE Index expiring December 18, 2010 at 56           96
      320     Put - iShares MSCI EAFE Index expiring November 20, 2010 at 54           14
       80     Put - S&P 500 Index expiring December 18, 2010 at 1,160                 204
                                                                              -----------
              TOTAL PURCHASED OPTIONS (COST: $344)                            $       314
                                                                              ===========
              WRITTEN OPTIONS (0.0%)
      (60)    Call - S&P 500 Index expiring November 20, 2010 at 1,200                (73)
                                                                              -----------

              TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $99)                  $       (73)
                                                                              ===========

================================================================================

17  | USAA First Start Growth Fund

================================================================================

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------
                                          (LEVEL 1)
                                        QUOTED PRICES      (LEVEL 2)
                                          IN ACTIVE          OTHER          (LEVEL 3)
                                           MARKETS        SIGNIFICANT      SIGNIFICANT
                                        FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                     ASSETS           INPUTS           INPUTS               TOTAL
-------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                         $      99,979     $        --     $         --     $     99,979
  PREFERRED SECURITIES                             --           2,917              650            3,567
  WARRANTS                                         --              --               --               --
  EXCHANGE-TRADED FUNDS                        38,403              --               --           38,403
BONDS:
  CORPORATE OBLIGATIONS                            --          37,960               --           37,960
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                      --           4,783               --            4,783
  ASSET-BACKED SECURITIES                          --           2,804               --            2,804
  COMMERCIAL MORTGAGE SECURITIES                   --          14,053               --           14,053
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                            9,309              --               --            9,309
PURCHASED OPTIONS                                 314              --               --              314
-------------------------------------------------------------------------------------------------------
Total                                   $     148,005     $    62,517     $        650     $    211,172
-------------------------------------------------------------------------------------------------------

                                          (LEVEL 1)
                                        QUOTED PRICES      (LEVEL 2)
                                          IN ACTIVE          OTHER          (LEVEL 3)
                                           MARKETS        SIGNIFICANT      SIGNIFICANT
                                        FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
LIABILITIES                              LIABILITIES        INPUTS           INPUTS               TOTAL
-------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS                         $         (73)    $        --     $         --     $        (73)
-------------------------------------------------------------------------------------------------------
Total                                   $         (73)    $        --     $         --     $        (73)
-------------------------------------------------------------------------------------------------------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

                                                              PREFERRED
                                                             SECURITIES
-----------------------------------------------------------------------
Balance as of July 31, 2010                                        $700

Net realized gain (loss)                                              -

Change in net unrealized
appreciation/depreciation                                           (50)

Net purchases (sales)                                                 -

Transfers in and/or out of Level 3                                    -
-----------------------------------------------------------------------
Balance as of October 31, 2010                                     $650
-----------------------------------------------------------------------

For the period ended October 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

19  | USAA First Start Growth Fund

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred equity securities and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs at the end of the period, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. OPTION TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the

================================================================================

21  | USAA First Start Growth Fund

================================================================================

underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves writing (selling) index call or corresponding ETF options and purchasing index put or corresponding ETF options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put or corresponding ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes or corresponding ETF options are different from options on individual securities in that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

G. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of October 31, 2010.

H. As of October 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2010, were $19,528,000 and $7,866,000, respectively, resulting in net unrealized appreciation of $11,662,000.

I. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $212,085,000 at October 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 22.2% of net assets at October 31, 2010.

J. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

23  | USAA First Start Growth Fund

================================================================================

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR           American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
              U.S. dollars.
iShares       Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT          Real estate investment trust

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Security was fair valued at October 31, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2010, was $646,000, which represented 0.3% of the Fund's net assets.
(d) At October 31, 2010, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2010.
(g) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2010. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) Rate represents the money market fund annualized seven-day yield at October 31, 2010.
*        Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  24


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    12/23/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/28/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/28/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.